Subsequent events:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent events:

17. Subsequent events:

In March and May, 2012, the Company conducted private placement financings (the "Financings") which consisted of units issued at US $0.75 (the "Units"). Each Unit consisted of one common share of the Company and one warrant (the "Warrants") to purchase a common share of the Company at a price of US $1.20. The Warrants have a term of two years from the date of issue, and the expiry can be accelerated at the option of the Company in the event that it issues a press release advising that its common shares have traded on the Nasdaq OTCBB at a price exceeding US $1.50 for 20 consecutive days. Any Warrants subject to acceleration shall expire 30 days after such notice.

In connection with the Financings, the Company paid finder's fees of US $183,612 and issued a total of 244,816 finder's warrants (which have the same terms as the Warrants noted above). The Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US $)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Two Officers of the Company subscribed for a total of US $40,000 of the Financing.